Contract Assets and Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Schedule of Contract Liabilities [Abstract]
Billings in advance of performance obligation under contracts	$ 2,322,911	[1]	$ 1,144,047	[1]	$ 923,474

[1]	Net contract liabilities from joint ventures were US$359,629 and US$536,341 as of March 31, 2025 and 2024, respectively.